LOANS	12 Months Ended
Dec. 31, 2022
Disclosure of loans and receivables [abstract]
LOANS

NOTE 11 – LOANS

11.1          Loan Portfolio by Product

The distribution of the loan portfolio of Grupo Aval by product is shown as follows:

	December 31, 2022		December 31, 2021
General purpose loans	Ps.	74,621,729	Ps.	87,652,620
Payroll loans		33,306,684		35,666,306
Mortgages		15,488,044		27,058,641
Credit Cards		7,341,533		20,182,153
Working capital loans		14,631,609		19,410,295
Personal loans		13,425,625		12,356,219
Commercial financial leases		10,861,995		11,108,676
Automobile and vehicle loans		5,421,073		8,353,725
Interbank & overnight funds		5,967,743		3,218,433
Loans funded by development banks		4,053,300		3,198,592
Housing leases		2,395,311		2,061,675
Overdrafts		512,504		626,345
Consumer financial leases		18,491		362,018
Microcredit		267,720		317,739
Gross balance of loan portfolio	Ps.	188,313,361	Ps.	231,573,437
Loss allowance loan portfolio (1)		(9,197,514)		(11,275,612)
Net balance of loan portfolio	Ps.	179,115,847	Ps.	220,297,825

(1)   See loss allowance reconciliations from the opening to the closing balance in note 4.1.5.

11.2          Loan portfolio by maturity

The distribution of Grupo Aval´s loan portfolio by contractual maturity period is as follows:

December 31, 2022

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial – Client portfolio	Ps.	52,035,331	Ps.	29,192,573	Ps.	13,784,223	Ps.	9,762,972	Ps.	104,775,099
Consumer		9,387,125		12,229,155		10,996,682		26,806,482		59,419,444
Mortgage		752,955		1,078,137		1,190,998		14,861,265		17,883,355
Microcredit		155,351		105,603		5,692		1,074		267,720
Interbank and overnight funds		5,967,743		—		—		—		5,967,743
Total gross loan portfolio	Ps.	68,298,505	Ps.	42,605,468	Ps.	25,977,595	Ps.	51,431,793	Ps.	188,313,361

December 31, 2021

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial – Client portfolio	Ps.	51,391,093	Ps.	29,235,366	Ps.	17,099,011	Ps.	24,302,334	Ps.	122,027,804
Consumer		20,754,224		12,483,902		11,463,155		32,187,864		76,889,145
Mortgage		616,096		966,883		1,145,363		26,391,974		29,120,316
Microcredit		188,726		111,014		13,849		4,150		317,739
Interbank and overnight funds		3,218,433		—		—		—		3,218,433
Total gross loan portfolio	Ps.	76,168,572	Ps.	42,797,165	Ps.	29,721,378	Ps.	82,886,322	Ps.	231,573,437

11.3          Interest income by portfolio

The interest income of the loan portfolio of Grupo Aval by portfolio is shown as follows:

	December 31, 2022		December 31, 2021(1)		December 31, 2020(1)
Commercial – Client portfolio	Ps.	8,608,592	Ps.	4,698,563	Ps.	5,803,111
Consumer		7,048,747		5,890,691		5,552,296
Mortgage		1,349,898		1,080,022		842,476
Microcredit		64,582		77,880		95,679
Repos, interbank loans portfolio		487,697		134,988		164,503
Total interest income	Ps.	17,559,516	Ps.	11,882,144	Ps.	12,458,065
(1)	Comparative information has been re-presented due to a discontinued operation disclosed in Note 1.1.

11.4          Financial Leasing portfolio

As of December 31, 2022, and 2021 the following table shows the reconciliation between gross investment in financial leasing and the present value of minimum payments to be received in these dates:

	December 31, 2022		December 31, 2021
Total gross rent payments receivable	Ps.	21,766,425	Ps.	21,464,510
Less amounts representing running costs (such as taxes, maintenance, insurances, etc.,)		(544)		(660)
Plus, estimated residual amount of assets given for rental (without guarantee)		36,559		25,714
Gross investment in contracts of financial leasing		21,802,440		21,489,564
Less unrealized financial income		(8,526,643)		(7,957,194)
Net investment in contracts of financial leasing		13,275,797		13,532,370
Loss allowance of net investment in financial leasing	Ps.	(678,367)	Ps.	(804,942)

The detailed information of gross investment and net investment in financial leasing contracts receivable as of December 31, 2022 and 2021 in each period is as follows:

	December 31, 2022
	Gross investment		Net investment
Up to 1 year	Ps.	4,378,980	Ps.	1,962,546
From 1 to 5 years		8,502,594		5,585,560
More than 5 years		8,920,866		5,727,691
Total	Ps.	21,802,440	Ps.	13,275,797

	December 31, 2021
	Gross investment		Net investment
Up to 1 year	Ps.	7,706,238	Ps.	4,330,434
From 1 to 5 years		7,678,563		5,383,073
More than 5 years		6,104,763		3,818,863
Total	Ps.	21,489,564	Ps.	13,532,370

The banks of Grupo Aval grant loans through financial leasing mainly for acquisition of vehicles and computer equipment, generally with terms between 36 and 60 months, with a purchase option at the end of the contract, for acquisition machinery and equipment with terms between 60 to 120 months, with a purchase option, and for housing leasing with terms between 120 to 240 months, transferring the asset at the end of the contract. These leasing contracts are granted at current market interest rates at inception.